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                       WELLS FARGO NON-QUALIFIED SELECT(SM)
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                FILE NO. 33-63731

     SUPPLEMENT DATED NOVEMBER 1, 2005 TO YOUR PROSPECTUS DATED MAY 2, 2005

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              SUPPLEMENT DATED NOVEMBER 1, 2005 TO YOUR PROSPECTUS

The following information for the HARTFORD ADVISERS HLS FUND, is replaced on the table entitled, "Annual Fund Operating Expenses as of Each Fund's Fiscal Year End:"

                                                                        TOTAL ANNUAL FUND
                                                                       OPERATING EXPENSES
                                            12b-1                      (BEFORE CONTRACTUAL
                                         DISTRIBUTION                    FEE WAIVERS OR        CONTRACTUAL FEE       NET ANNUAL
                                            AND/OR         OTHER             EXPENSE          WAIVERS OR EXPENSE   FUND OPERATING
                       MANAGEMENT FEES  SERVICING FEES    EXPENSES       REIMBURSEMENTS)        REIMBURSEMENTS        EXPENSES
---------------------- ---------------- --------------- ------------- ---------------------- --------------------- ----------------
Hartford Advisers
HLS Fund: Class IA*         0.60%            N/A           0.04%              0.64%                  N/A                0.64%
---------------------- ---------------- --------------- ------------- ---------------------- --------------------- ----------------

*Effective November 1, 2005, HL Advisors has reduced its management fee from 0.63% to 0.60%.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5282